Shareholder Report, Line Graph (Details) - USD ($)			10 Months Ended	12 Months Ended		22 Months Ended	24 Months Ended	34 Months Ended	36 Months Ended	46 Months Ended	48 Months Ended	58 Months Ended	60 Months Ended	70 Months Ended	72 Months Ended	82 Months Ended	84 Months Ended	94 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 28, 2017	Oct. 31, 2015	Oct. 31, 2018	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2019	Oct. 31, 2017	Oct. 31, 2020	Oct. 31, 2018	Oct. 31, 2021	Oct. 31, 2019	Oct. 31, 2022	Oct. 31, 2020	Oct. 31, 2023	Oct. 31, 2021	Oct. 31, 2024	Oct. 31, 2022	Oct. 31, 2025	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name				Class A with sales charges
Accumulated Value		$ 9,449.99			$ 9,361.48		$ 10,941.50		$ 11,209.76		$ 12,220.71		$ 11,761.02		$ 15,869.75		$ 14,118.08		$ 14,432.16	$ 18,398.35	$ 21,838.42
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name				Class C with sales charges
Accumulated Value		9,999.99			9,826.65		11,401.91		11,595.20		12,553.63		11,993.61		16,068.96		14,187.77		14,383.73	18,153.83	21,332.33
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R
Account Value [Line Items]
Line Graph and Table Measure Name				Class R
Accumulated Value		9,999.99			9,880.95		11,520.26		11,765.06		12,786.96		12,266.20		16,502.05		14,633.55		14,925.16	18,954.59	22,426.84
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS Z
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value		9,999.99			9,925.12		11,629.86		11,954.16		13,063.80		12,608.42		17,053.80		15,224.58		15,608.35	19,941.34	23,736.58
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6
Accumulated Value		10,000.01			9,938.27		11,660.05		11,987.76		13,115.90		12,670.71		17,147.46		15,313.21		15,711.90	20,093.51	23,942.47
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name				Class A with sales charges
Accumulated Value		9,449.95			9,769.43		11,484.98		11,078.86		10,973.56		8,777.06		14,345.14		13,268.06		12,598.55	16,631.41	18,057.15
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name				Class C with sales charges
Accumulated Value		9,999.99			10,263.85		11,972.71		11,467.05		11,264.79		8,938.98		14,489.33		13,295.42		12,520.92	16,389.56	17,653.60
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R
Account Value [Line Items]
Line Graph and Table Measure Name				Class R
Accumulated Value		9,999.99			10,317.01		12,102.41		11,647.59		11,497.47		9,171.66		14,936.71		13,772.53		13,037.00	17,152.81	18,561.27
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value		10,000.00			10,363.78		12,212.87		11,809.72		11,733.60		9,416.00		15,424.16		14,303.66		13,618.84	18,020.59	19,610.37
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2
Account Value [Line Items]
Line Graph and Table Measure Name				Class R2
Accumulated Value	$ 10,000.00		$ 8,946.21			$ 8,850.73		$ 7,074.18		$ 11,548.62		$ 10,677.26		$ 10,126.10		$ 13,353.79		$ 14,484.73
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4
Account Value [Line Items]
Line Graph and Table Measure Name				Class R4
Accumulated Value	10,000.00		8,963.84			8,893.09		7,124.31		11,662.24		10,805.95		10,272.00		13,583.08		14,767.70
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6
Accumulated Value		10,000.00			10,379.39		12,250.97		11,869.25		11,798.66		9,476.71		15,549.86		14,445.10		13,776.54	18,249.67	19,892.97
MSCI ACWI Index (ND) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI Index (ND)
Accumulated Value		10,000			10,204.77256015599		12,572.590841028092		12,507.524902266096		14,082.38511629999		14,770.708689741074		20,276.874084159725		16,230.142986336952		17,934.606086518415	23,815.50896898974	29,207.994117596798
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value	10,000	10,000	10,300.662774950764		10,450.908267390418	11,776.355138616598	12,920.702583317365	12,919.898046326249	13,869.88841379935	18,464.33823605547	15,856.914769706695	15,766.503791568175	17,396.70040028718	17,365.670013085633	24,862.313868921134	23,967.58963524523	21,229.667744932092	29,109.227634499173	23,382.952201685926	32,272.466447206276	39,195.704968054124
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap Value Index
Accumulated Value	10,000	10,000	9,570.36903145775		10,783.787091297143	10,534.816491819653	12,629.705240481206	9,803.966084340002	12,650.399849542267	14,568.569882893893	13,925.235330530533	13,086.141480957036	12,959.1754163905	12,619.970980222599	19,257.17113403042	16,914.841253489012	17,297.652961724092	18,244.2166543787	16,681.4548597525	22,358.542763065798	24,115.750903746924
S&P MidCap 400 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P MidCap 400 Index
Accumulated Value	10,000	10,000	9,722.655586084036		10,625.550016622476	10,599.264427128397	13,120.306251097409	10,477.351030607264	13,254.254072614094	15,601.023173437592	14,449.27699599437	13,800.644431954875	14,283.080516232274	13,654.381393106401	21,267.84427388794	18,158.93614904439	18,813.506870360085	19,317.689100065185	18,614.1161317737	24,754.87805536368	26,334.52940516603
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap Index
Accumulated Value	$ 10,000	$ 10,000	$ 9,853.274602769825		$ 10,416.60856249535	$ 11,205.009150580117	$ 12,613.474337280048	$ 11,667.108547881262	$ 12,966.018577932206	$ 16,963.445980970784	$ 14,744.779037365066	$ 14,051.358408429876	$ 15,352.860067459736	$ 13,909.9229766317	$ 22,322.36130648258	$ 18,833.282877497677	$ 18,490.31733244	$ 20,864.67902263602	$ 18,304.20109086509	$ 24,782.897617046325	$ 27,456.031292788957